WARRANTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Number of warrants
Outstanding warrants, Beginning		3,700,000	0
Outstanding warrants, granted	500,000		3,700,000
Outstanding warrants, Exercised	(3,700,000)		0
Outstanding warrants, Ending	500,000	3,700,000	3,700,000
Weighted average exercise price
Weighted average exercise price, Beginning		$ 0.15	$ 0.00
Weighted average exercise price, Granted	$ 0.12	0	0.15
Weighted average exercise price, Expired	0	0	0
Weighted average exercise price, Exercised	0	0	0
Weighted average exercise price, Ending	$ 0.12	$ 0.15	$ 0.04
Weighted Average Remaining Contract Life
Weighted Average Remaining Contract life, Beginning		2 years	0 years
Weighted Average Remaining Contract life, Granted			2 years
Weighted Average Remaining Contract life, Ending	1 year 3 months	1 year 4 months 6 days	1 year 4 months 6 days
Intrinsic value
Intrinsic value, Beginning		$ 0	$ 0
Intrinsic value, Ending	$ 0	0	$ 0
Weighted Average Remaining Contract life, Granted	1 year 6 months
Intrinsic value, Granted	$ 0	0
Intrinsic value, Exercised	0	0
Intrinsic value, Expired	$ 0	$ 0